INCOME TAXES (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) subsidiary	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Class of Stock [Line Items]
Number Of Subsidiaries Acquired | subsidiary		2
Current income tax expense		$ 1,743	$ 3,887	$ 648
Deferred income tax expense		(12,526)	19,802	0
Total income tax expense		$ (10,783)	$ 23,689	$ 648
PBF Energy Limited [Member] | Prior Period Error Correction [Member] | Restatement Adjustment [Member]
Class of Stock [Line Items]
Current income tax expense	$ 0
Deferred income tax expense	$ 31